Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund - Fidelity California Municipal Income Fund
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	(1.73%)
Annual Return 2014	10.58%
Annual Return 2015	3.53%
Annual Return 2016	(0.16%)
Annual Return 2017	5.80%
Annual Return 2018	0.67%
Annual Return 2019	7.62%
Annual Return 2020	4.50%
Annual Return 2021	1.76%
Annual Return 2022	(8.88%)